Note 15 - Subsequent Event	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
Note
15.
Subsequent Event

Acquisition

On
March 7,
2018,
Avalon, through a newly created subsidiary, Avalon Mahoning Sports Center, Inc., completed the acquisition of the Boardman Tennis Center in Boardman, Ohio for approximately
$1.3
million in cash. Subsequent to the acquisition, the Boardman Tennis Center was renamed The Avalon Athletic Club at Boardman
. The primary assets of The Avalon Athletic Club
at Boardman
include the acquired real property consisting of the tennis building and associated land.

The acquisition is consistent with the Company
’s athletics and fitness business strategy. Members of the Avalon Golf and Country Clubs will have access to all the tennis, athletic and fitness related activities that will be offered by The Avalon Athletic Club at Boardman
. In addition, hotel guests at The Avalon Inn will also be able to utilize the facility during their stay. The Avalon Athletic Club at Boardman
will earn revenue through membership fees, tennis, athletic and fitness related activities. The operating results will be included in the Company’s Consolidated Statements of Operations and within Avalon’s golf and related operations segment from the date of acquisition. The Company will account for the acquisition of The Avalon Athletic Club in accordance with ASU
2017
-
01.